Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
2017	$1,559
2018	1,353
2019	1,046
2020	825
2021	841
2022 and thereafter	1,137

$6,671